Certain relationships and related party transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Certain relationships and related party transactions
Note 21. Certain relationships and related party transactions
Relationships
The Company is party to the following agreements and key relationships:

•	Appgate. transition services agreement and other services
Appgate and the Management Company are parties to the Transition Services Agreement, pursuant to which the Management Company provided certain transition services to Appgate and Appgate provided certain transition services to Cyxtera. The Transition Services Agreement provided for a term that commenced on January 1, 2020, and substantially ended on December 31, 2020. Appgate is an affiliate of the Company and a direct subsidiary of SIS, and through December 31, 2019, was a direct subsidiary of the Company.
During the year ended December 31, 2020, the Company charged $3.9 million to Appgate for services rendered under the Transition Services Agreement (net of service fees provided to Cyxtera and its subsidiaries by Appgate), with a full reserve of $3.9 million. The provision for doubtful accounts is presented as part of the recovery of notes receivable from affiliates in the consolidated statement of operations for the year ended December 31, 2020. Income from the Transition Services Agreement is included in other expenses, net in the consolidated statements of operations for the year ended December 31, 2020.

•	Promissory Notes
On March 31
, 2019, Appgate issued Promissory Notes to each of the Company and the Management Company evidencing certain funds borrowed by Appgate from each of the Company and Management Company as well as potential future borrowings. The Promissory Notes had a combined initial aggregate principal amount of
$
95.2

million and provided for additional borrowings during the term of the Promissory Notes for additional amounts not to exceed approximately
$
52.5
 million in the aggregate (approximately $
147.7

million including the initial aggregate principal amount). Interest accrued on, the unpaid principal balance of the Promissory Notes at a rate per annum equal to
3
%;
provided, that with respect to any day during the period from the date of the Promissory Notes through December 31, 2019, interest was calculated assuming that the unpaid principal balance of the Promissory Notes on such day is the unpaid principal amount of the notes on the last calendar day of the quarter in which such day occurs. Interest was payable upon the maturity date of the notes. Each of the Promissory Notes had an initial maturity date of

March 30, 2020
,
and was extended through March
30
,
2021
,
by amendments entered into effective as of March
30
,
2020
.
During the year ended December 31, 2020, the Company advanced $19.4 million under the Promissory Notes to Appgate and recorded provision for loan losses in the same amount. Accordingly, as of December 31, 2020, the Company had a receivable related to the Promissory Notes of $147.1 million with a reserve of $30.0 million. The provision for loan losses is presented as recovery of notes receivable from affiliates in the consolidated statement of operations for the year ended December 31, 2020.
On February 8, 2021, the Company received $120.6 million from Appgate. Approximately $117.1 million and $1.1 million were designated as repayment of the full balance of the $154.3 million outstanding principal and accrued interest, respectively, on the Promissory Notes at that time. On the same date, the Company issued a payoff letter to Appgate extinguishing the remaining unpaid balance of the Promissory Notes. The remainder of the payment was designated as settlement of trade balances with Appgate and its subsidiaries and other amounts due to/from under the Transition

Services Agreement described above. Accordingly, for the year ended December 31, 2020, the Company recorded a reversal of previously established allowance of $117.1 million. As a result, during the three months ended March 31, 2021, the Company wrote off the ending balance in the allowance for loan losses on the Promissory Notes. No other transactions related to the Promissory Notes were recorded during the year ended December 31, 2021.
The activity in the allowance for loan losses on the Promissory Notes during the years ended December 31, 2021. and 2020, was as follows (in millions):

	2021	2020
Beginning balance	$30.0	$127.7
Provision for loan losses	—	19.4
Reversal of allowance	—	(117.1)

Net reversal of allowance for loan losses	—	(97.7)

Write offs	(30.0)	—

Ending balance	$—	$30.0

•	Service provider management consulting fee and structuring fee
In connection with 2017 Acquisitions, certain equity owners of SIS (collectively, the “Service Providers”) entered into a Services Agreement (the “Services Agreement”) dated May 1, 2017, with SIS and its subsidiaries and controlled affiliates as of such date (collectively, the “Company Group”). Under the Services Agreement, the Service Providers agreed to provide certain management, consulting and advisory services to the business combination and affairs of the Company Group from time to time. Pursuant to the Services Agreement, the Company Group also agreed to pay the Service Providers an annual service fee in the aggregate amount of
 $1.0
million in equal quarterly installments (the “Service Provider Fee”).
Fees owed under the Services Agreement related to a structuring fee, Service Provider Fee and other related expenses totaled $22.7 million as of December 31, 2020, and were included within due to affiliates in the consolidated balance sheet. Such fees were primarily incurred prior to 2020. All outstanding fees under the Services Agreement were repaid in February 2021.

•	Sponsor’s investment in the First Lien Term Facility
At December 31, 2020, until the date of the Business Combination, some of the controlled affiliates of BC Partners LLP (“BC Partners”), the largest equity owner of SIS, held investments in the Company’s First Lien Term Facility. The total investment represented less than
 5%
of the Company’s total outstanding debt at December 31, 2020. As of December 31, 2021, the controlled affiliates of BC Partners no longer held investments in the Company’s First Lien Term Facility.

•	Optional Share Purchase
On July 21, 2021, immediately prior to the consummation of the Business Combination, Legacy Cyxtera entered into the Optional Purchase Letter Agreement with the Forward Purchasers, pursuant to which the Forward Purchasers agreed to amend the Optional Share Purchase Agreement to limit the number of Optional Shares available for purchase by the Forward Purchasers in the
six-month
period following the Business Combination from
7.5
 million shares to
3.75

million shares. In addition, on such date, the Forward Purchasers agreed to assign the rights to purchase up to 3.75 million shares under the Optional Share Purchase Agreement to SIS. In January 2022, SIS and the Forward Purchasers exercised their option to purchase 7.5 million Optional Shares at a price of
 $
10.00
per share, for an aggregate purchase price of $
75.0
 million.

•	Relationships with certain members of the Company’s board of directors
The Company owe
d
zero and $0.5 million in board fees, which is included within accrued expenses in the consolidated balance sheets as of December 31, 2021
,
and 2020, respectively.
The chairman of the board of directors is one of the founders and the chairman of Emerge Americas, LLC, which operates the premier technology conference in Miami, Florida. As of December 31, 2021, and 2020, the Company did not owe any significant amounts to Emerge Americas, LLC.
Since 2019 until the date of the Business Combination, one of the directors of the Company was also a member of the board of directors of Pico Quantitative Trading, LLC (“Pico”). Pico offers a comprehensive range of network products to meet the full spectrum of electronic trading requirements. During the period from January 1, 2021 through the date of the Business Combination, the Company billed and collected from Pico $0.2 million. During the year ended December 31, 2020, the Company billed and collected from Pico
$
0.6

million. As of December 31, 2021, Pico was no longer a related party of the Company.
Two directors of the Company are also members of the board of directors of Presidio Holdings (“Presidio”), a provider of digital transformation solutions built on agile secure infrastructure deployed in a multi-cloud world with business analytics. During the years ended December 31, 2021, and 2020, the Company paid
$0.3
million to Presidio for services. As of December 31, 2021, and 2020, the Company did not owe any amounts to Presidio. Presidio is also a customer and referral partner of the Company. During each of the years ended December 31, 2021, and 2020, the Company billed and collected from Presidio
$0.3
million and $0.2 million, respectively.
One of the directors of the Company is also a member of the board of directors of Altice USA, Inc. (“Altice”), a vendor and a customer of the Company. The amount paid and due for the year ended December 31, 2021, was inconsequential. The amount billed and collected for the year ended December 31, 2021, was
$0.3 million and $0.4 million,
respectively. During the year ended December 31, 2020, Altice was not a related party of the Company.
Related party transactions and balances
The following table summarizes the Company’s transactions with related parties for each of the years ended December 31, 2021, and 2020 (in millions):

	2021	2020
Revenues (1)	$1.5	$0.2
Selling, general and administrative expenses (2)	1.0	0.3
Recovery of notes receivable from affiliate (3)	—	(97.7)
Interest income (4)	—	1.0
Other (expense) income, net (5)	(1.2)	4.2

(1)
Revenues for the years ended December 31, 2021, and 2020 include amounts recognized from contracts with Appgate, Brainspace Corporation and Presidio. Appgate is an affiliate of the Company and a direct subsidiary of SIS. Brainspace Corporation was an affiliate of the Company and an indirect subsidiary of SIS through January 20, 2021.

(2)	Selling, general and administrative expenses include amounts incurred under the Transition Services Agreement.
(3)	Represents net recovery recognized in connection with amounts funded under the Promissory Notes.
(4)	Represents interest income recognized under one of the Promissory Notes and under the Transaction Services Agreement for the years ended December 31, 2021, and 2020.
(5)	Includes expenses incurred in connection with board fees and management fees paid for the years ended December 31, 2021, and 2020.
As of December 31, 2021, and 2020, the Company had the following balances arising from transactions with related parties (in millions):

	2021	2020

Accounts receivable (1)	$0.1	$4.3
Due from affiliates (2)	—	117.1
Accounts payable (3)	0.6	0.4
Accrued expenses (4)	—	0.5
Due to affiliates (5)	—	22.7

(1)	Accounts receivable at December 31, 2021, and 2020, include amounts due from Appgate under the Transition Services Agreement, and trade receivables due from Appgate and Brainspace Corporation.
(2)	Due from affiliates at December 31, 2020 includes amounts due from Appgate under the Promissory Notes.
(3)	Accounts payable at December 31, 2021, and 2020, include amounts due to Appgate under the Transition Services Agreement, and trade payables due to Appgate.
(4)	Accrued expenses at December 31, 2021, and 2020, include board fees owed to the independent directors of the Company.
(5)	Due to affiliates at December 31, 2020 includes amounts owed under the Transaction Services Agreement.